BLACKROCK FUNDS III
BlackRock LifePath® Index Retirement Fund
BlackRock LifePath® Index 2025 Fund
BlackRock LifePath® Index 2030 Fund
BlackRock LifePath® Index 2035 Fund
BlackRock LifePath® Index 2040 Fund
BlackRock LifePath® Index 2045 Fund
BlackRock LifePath® Index 2050 Fund
BlackRock LifePath® Index 2055 Fund
BlackRock LifePath® Index 2060 Fund
BlackRock LifePath® Index 2065 Fund
BlackRock LifePath® Index 2070 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated October 3, 2024
to each Fund’s Summary Prospectuses and Prospectuses, each dated April 29, 2024, as amended
Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses:
The section of BlackRock LifePath® Index Retirement Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index Retirement Fund — Performance Information” and the section of BlackRock LifePath® Index Retirement Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index Retirement Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index Retirement Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index Retirement Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.
The section of BlackRock LifePath® Index 2025 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2025 Fund — Performance Information” and the section of BlackRock LifePath® Index 2025 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2025 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2025 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2025 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.

The section of BlackRock LifePath® Index 2030 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2030 Fund — Performance Information” and the section of BlackRock LifePath® Index 2030 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2030 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2030 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2030 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.
The section of BlackRock LifePath® Index 2035 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2035 Fund — Performance Information” and the section of BlackRock LifePath® Index 2035 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2035 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2035 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2035 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.
The section of BlackRock LifePath® Index 2040 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2040 Fund — Performance Information” and the section of BlackRock LifePath® Index 2040 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2040 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2040 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2040 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.

The section of BlackRock LifePath® Index 2045 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2045 Fund — Performance Information” and the section of BlackRock LifePath® Index 2045 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2045 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2045 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2045 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.
The section of BlackRock LifePath® Index 2050 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2050 Fund — Performance Information” and the section of BlackRock LifePath® Index 2050 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2050 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2050 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2050 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.
The section of BlackRock LifePath® Index 2055 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2055 Fund — Performance Information” and the section of BlackRock LifePath® Index 2055 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2055 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2055 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2055 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.

The section of BlackRock LifePath® Index 2060 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2060 Fund — Performance Information” and the section of BlackRock LifePath® Index 2060 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2060 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2060 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2060 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.
The section of BlackRock LifePath® Index 2065 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2065 Fund — Performance Information” and the section of BlackRock LifePath® Index 2065 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2065 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2065 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2065 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.
The section of BlackRock LifePath® Index 2070 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2070 Fund — Performance Information” and the section of BlackRock LifePath® Index 2070 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2070 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2070 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2070 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.

The section of the Prospectuses entitled “Details About the Funds—Information About the Underlying Funds—Equity Funds” is amended to add the following:
iShares FTSE NAREIT All Equity REIT Index Fund
iShares FTSE NAREIT All Equity REIT Index Fund seeks to track the investment results of the FTSE Nareit All Equity REIT Index (the “Underlying Index”), which measures the stock performance of companies engaged in the ownership, disposal and development of income-producing real estate in the U.S. as defined by FTSE Nareit. Constituents of the Underlying Index include all tax-qualified real estate investment trusts with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria as defined by FTSE Nareit. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. The Fund generally will invest at least 80% of its assets, plus the amount of any borrowings for investment purposes, in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest a portion of the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended.
iShares Enhanced Roll Yield Index Fund
iShares Enhanced Roll Yield Index Fund seeks to track the investment results of the Bloomberg Enhanced Roll Yield Total Return Index (the “Underlying Index”), which is a broad-based, long-only commodity benchmark. The Underlying Index aims to mitigate the effects of negative roll yield. Roll yield is the difference between the prices of the shorter term and the longer term futures contracts when they are rolled. The Underlying Index is rebalanced on an annual basis. In seeking to achieve its investment objective, the Fund will invest in a combination of exchange-traded commodity futures contracts, exchange traded options on commodity-related futures contracts and exchange-cleared commodity related swaps (together, “Commodity-Linked Investments”), thereby obtaining exposure to the commodities markets. Commodity-Linked Investments may also include exchange-cleared swaps on commodities and exchange-traded options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Investing in Commodity-Linked Investments may have a leveraging effect on the Fund. The Fund also seeks to generate interest income and capital appreciation on the cash balances arising from its investment in Commodity-Linked Investments through a cash management strategy consisting primarily of investments in short-term, investment-grade fixed-income securities that include U.S. government and agency securities, treasury inflation-protected securities, sovereign debt obligations of non-U.S. countries, and repurchase agreements, money market instruments and cash and other cash equivalents (collectively, “Fixed-Income Investments”). The Fund uses Fixed-Income Investments as investments and to provide sufficient assets to account for (or “cover”) mark to-market changes and to collateralize the Subsidiary’s (as defined below) Commodity-Linked Investments exposure on a day-to-day basis. The Fund generally will invest at least 80% of its assets, plus the amount of any borrowings for investment purposes, in securities or other financial instruments that are components of or have economic characteristics similar to the securities in the Underlying Index. The Fund may invest a portion of the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities and/or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The securities and/or other instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities and/or other instruments in the Underlying Index. The Fund will seek to gain exposure to Commodity-Linked Investments by investing through the Subsidiary, a wholly-owned subsidiary organized in the Cayman Islands. The Subsidiary is advised by BFA and has the same investment objective as the Fund. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Subsidiary will invest solely in Commodity-Linked Investments and cash. The Fund may invest up to 25% of its total assets in the Subsidiary. The remainder of the Fund’s assets will be invested directly by the Fund, primarily in Fixed-Income Investments. The Fund or the Subsidiary may from time to time invest in other exchange traded funds, exchange-traded notes or commodity-linked notes. The Fund is classified as non-diversified under the Investment Company Act.
The section of the Prospectuses entitled “Details About the Funds—Information About the Underlying Funds—Equity ETFs” is amended to add the following:
iShares Global Infrastructure ETF seeks to track the investment results of the S&P Global Infrastructure IndexTM (the “Underlying Index”), which is designed to track performance of the stocks of large infrastructure companies in developed or emerging markets (only developed market listings are eligible for stocks of issuers domiciled in emerging markets). The Underlying Index includes companies involved in utilities, energy and transportation infrastructure, such as the management or ownership of oil and gas storage and transportation; airport services; highways and rail tracks; marine ports and services; and electric, gas and water utilities. As of March 31, 2024, the Underlying Index was comprised of securities of companies in the following countries: Australia, Brazil, Canada, China, France, Germany, Italy, Japan, Luxembourg, Mexico, New Zealand, Norway, Singapore, Spain, Switzerland, the United Kingdom (the “U.K.”) and the U.S. As of March 31, 2024, a significant portion of the Underlying Index is represented by securities of companies in the energy, industrials, infrastructure and utilities industries or sectors. The components of the Underlying Index are likely to change over time.
The section of the Prospectuses entitled “Details About the Funds—Information About the Underlying Funds—Fixed Income ETFs” is amended to add the following:
iShares 0-5 Year TIPS Bond ETF seeks to track the investment results of the ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index (the “Underlying Index”), which tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the non-seasonally adjusted Consumer Price Index for All Urban Consumers (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that, as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. Qualifying securities must have less than or equal to five years remaining to final maturity as of the rebalancing date and at least $300 million of outstanding face value, excluding amounts held by the Federal Reserve System Open Market Account (“SOMA”). In addition, the securities in the Underlying Index must have a fixed coupon schedule and must be denominated in U.S. dollars. Excluded from the Underlying Index are government agency debt with or without a government guarantee, securities issued or marketed primarily to retail investors, floating rate notes, cash management and Treasury bills, original issue zero coupon securities and Separate Trading of Registered Interest and Principal Securities (or “STRIPs”). However, the amounts outstanding of qualifying securities in the Underlying Index are not reduced by any portions of such securities that have been stripped after inclusion in the Underlying Index. Index constituents are market capitalization weighted based on amounts outstanding reduced by amounts held by the Federal Reserve SOMA. The Underlying Index is rebalanced on the last calendar day of each month.
Shareholders should retain this Supplement for future reference.
PR2-LPI-0924SUP

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